Note 3 - Acquisitions (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
Aggregate
Acquisitions

Current assets, excluding cash	$29,720
Non-current assets	7,989
Current liabilities	(18,616)
Long-term liabilities	(11,913)
$7,180

Cash consideration, net of cash acquired of $4,765	$(80,576)
Acquisition date fair value of contingent consideration	-
Total purchase consideration	$(80,576)

Acquired intangible assets	$42,226
Acquired goodwill	$58,221
Redeemable non-controlling interest	$27,051
		Harrison		Aggregate
	Finland	Street	Other	Acquisitions

Current assets, excluding cash	$4,734	$16,948	$31,623	$53,305
Non-current assets	2,581	4,678	3,616	10,875
Current liabilities	(9,421)	(14,544)	(27,853)	(51,818)
Long-term liabilities	(6,072)	-	(15,608)	(21,680)
	$(8,178)	$7,082	$(8,222)	$(9,318)

Cash consideration, net of cash acquired of $23,777	$(57,287)	$(447,513)	$(81,442)	$(586,242)
Acquisition date fair value of contingent consideration	-	(40,889)	(19,212)	(60,101)
Total purchase consideration	$(57,287)	$(488,402)	$(100,654)	$(646,343)

Acquired intangible assets	$26,841	$278,600	$69,495	$374,936
Acquired goodwill	$38,624	$366,350	$60,708	$465,682
Redeemable non-controlling interest	$-	$163,630	$21,327	$184,957
	Revenues	Net earnings

Actual from acquired entities for 2019	$75,288	$1,479
Supplemental pro forma for 2019 (unaudited)	3,093,751	139,807
Supplemental pro forma for 2018 (unaudited)	3,049,050	144,877